Note 23 - Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 7,013,985	$ 4,808,894	$ 3,941,137